Deposits, Prepayments and Other Receivables, Net (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 30, 2026	Mar. 31, 2026
Deposits Prepayments And Other Receivables Net [Line Items]
Refundable advance retainer			$ 1,000,000
Development costs			450,000
Development costs payable			30,000
Nasdaq annual listing fee			55,777
Insurance premium			$ 36,441
Forecast [Member]
Deposits Prepayments And Other Receivables Net [Line Items]
Development costs current		$ 270,000
Development costs non current		$ 180,000
Refundable advance retainer	$ 1,000,000